PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 4,089	$ 3,169
Hedging transaction assets	315	379
Government authorities	2,533	947
Other current assets	470	309
Prepaid expenses and other current assets	$ 7,407	$ 4,804